Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Mid Cap Portfolio
September 30, 2023
VIPMID-NPRT3-1123
1.808785.119
Common Stocks - 99.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.3%
Entertainment - 1.3%
Endeavor Group Holdings, Inc. (a)	783,400	15,589,660
Live Nation Entertainment, Inc. (b)	221,794	18,417,774
Spotify Technology SA (b)	142,200	21,989,808
TKO Group Holdings, Inc.	297,400	24,999,444
		80,996,686
Interactive Media & Services - 0.8%
Bumble, Inc. (b)	1,336,381	19,938,805
IAC, Inc. (b)	572,875	28,867,171
		48,805,976
Media - 0.2%
Interpublic Group of Companies, Inc. (a)	529,742	15,182,406
TOTAL COMMUNICATION SERVICES		144,985,068
CONSUMER DISCRETIONARY - 11.9%
Automobile Components - 0.9%
Autoliv, Inc.	579,700	55,929,456
Distributors - 0.3%
Pool Corp. (a)	50,700	18,054,270
Diversified Consumer Services - 0.5%
European Wax Center, Inc. (a)(b)	628,300	10,178,460
Grand Canyon Education, Inc. (b)	210,300	24,579,864
		34,758,324
Hotels, Restaurants & Leisure - 3.2%
Amadeus IT Holding SA Class A	307,200	18,603,811
ARAMARK Holdings Corp.	1,248,458	43,321,493
Bowlero Corp. Class A (a)(b)	874,200	8,409,804
Caesars Entertainment, Inc. (b)	338,906	15,708,293
Churchill Downs, Inc.	556,304	64,553,516
Jubilant Foodworks Ltd.	433,200	2,781,224
Light & Wonder, Inc. Class A (b)	483,800	34,509,454
Red Rock Resorts, Inc.	363,700	14,911,700
		202,799,295
Household Durables - 1.7%
KB Home	371,618	17,198,481
NVR, Inc. (b)	7,258	43,281,631
Taylor Morrison Home Corp. (b)	1,092,312	46,543,414
		107,023,526
Leisure Products - 0.6%
YETI Holdings, Inc. (a)(b)	859,320	41,436,410
Specialty Retail - 2.8%
America's Car Mart, Inc. (b)	116,649	10,613,893
Dick's Sporting Goods, Inc. (a)	374,836	40,699,693
Five Below, Inc. (a)(b)	252,746	40,666,831
Floor & Decor Holdings, Inc. Class A (a)(b)	195,000	17,647,500
Revolve Group, Inc. (a)(b)	354,481	4,824,486
Williams-Sonoma, Inc. (a)	413,923	64,323,634
		178,776,037
Textiles, Apparel & Luxury Goods - 1.9%
Deckers Outdoor Corp. (b)	232,639	119,597,384
TOTAL CONSUMER DISCRETIONARY		758,374,702
CONSUMER STAPLES - 5.1%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (b)	99,800	38,875,094
Consumer Staples Distribution & Retail - 4.0%
BJ's Wholesale Club Holdings, Inc. (a)(b)	1,118,799	79,848,685
Maplebear, Inc. (a)	15,400	457,226
Performance Food Group Co. (b)	1,248,400	73,480,824
Sprouts Farmers Market LLC (b)	724,000	30,987,200
U.S. Foods Holding Corp. (b)	1,663,640	66,046,508
		250,820,443
Food Products - 0.5%
Nomad Foods Ltd. (b)	1,327,001	20,196,955
Westrock Coffee Holdings (a)(b)	1,357,526	12,027,680
		32,224,635
TOTAL CONSUMER STAPLES		321,920,172
ENERGY - 6.0%
Energy Equipment & Services - 3.2%
Baker Hughes Co. Class A	1,222,548	43,180,395
NOV, Inc.	1,418,100	29,638,290
Patterson-UTI Energy, Inc.	2,551,009	35,305,965
TechnipFMC PLC	3,050,300	62,043,102
Valaris Ltd. (b)	454,561	34,082,984
		204,250,736
Oil, Gas & Consumable Fuels - 2.8%
Antero Resources Corp. (b)	1,048,225	26,603,951
Cheniere Energy, Inc.	108,870	18,068,065
Magnolia Oil & Gas Corp. Class A	747,031	17,114,480
MEG Energy Corp. (b)	513,200	9,986,288
New Fortress Energy, Inc. (a)	875,462	28,697,644
Ovintiv, Inc.	957,200	45,534,004
Range Resources Corp.	876,868	28,419,292
		174,423,724
TOTAL ENERGY		378,674,460
FINANCIALS - 13.7%
Banks - 4.0%
Associated Banc-Corp.	1,235,600	21,141,116
Bancorp, Inc., Delaware (b)	1,820,022	62,790,759
Cadence Bank	771,200	16,364,864
East West Bancorp, Inc.	1,036,217	54,618,998
Popular, Inc.	638,227	40,214,683
Wintrust Financial Corp.	805,141	60,788,146
		255,918,566
Capital Markets - 2.4%
Ameriprise Financial, Inc.	122,327	40,328,765
Houlihan Lokey	98,600	10,562,032
Northern Trust Corp.	375,255	26,072,717
Raymond James Financial, Inc.	424,797	42,662,363
TMX Group Ltd.	1,354,500	29,109,409
		148,735,286
Financial Services - 1.2%
Equitable Holdings, Inc.	625,444	17,756,355
Essent Group Ltd.	753,104	35,614,288
Shift4 Payments, Inc. (a)(b)	427,800	23,687,286
		77,057,929
Insurance - 6.1%
American Financial Group, Inc.	215,313	24,044,003
Arch Capital Group Ltd. (b)	636,700	50,751,357
Assurant, Inc.	208,627	29,954,665
Hartford Financial Services Group, Inc.	713,322	50,581,663
Old Republic International Corp.	1,726,310	46,506,791
Primerica, Inc.	449,747	87,255,415
Reinsurance Group of America, Inc.	465,978	67,655,346
Selective Insurance Group, Inc.	307,600	31,735,092
		388,484,332
TOTAL FINANCIALS		870,196,113
HEALTH CARE - 7.9%
Biotechnology - 1.7%
Argenx SE ADR (b)	26,552	13,053,760
Arrowhead Pharmaceuticals, Inc. (b)	511,000	13,730,570
Blueprint Medicines Corp. (b)	159,900	8,030,178
Legend Biotech Corp. ADR (b)	213,500	14,340,795
Repligen Corp. (b)	76,500	12,164,265
United Therapeutics Corp. (b)	211,400	47,748,918
		109,068,486
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (b)	728,243	38,451,230
Hologic, Inc. (b)	224,672	15,592,237
Masimo Corp. (b)	138,900	12,178,752
The Cooper Companies, Inc.	76,439	24,308,366
TransMedics Group, Inc. (b)	188,700	10,331,325
Zimmer Biomet Holdings, Inc.	265,732	29,820,445
		130,682,355
Health Care Providers & Services - 2.4%
agilon health, Inc. (b)	1,100,900	19,551,984
Encompass Health Corp.	611,700	41,081,772
Guardant Health, Inc. (b)	166,000	4,920,240
Molina Healthcare, Inc. (b)	121,468	39,828,143
Option Care Health, Inc. (b)	1,380,820	44,669,527
		150,051,666
Health Care Technology - 0.3%
Evolent Health, Inc. (b)	70,900	1,930,607
Evolent Health, Inc. (c)	573,000	14,822,651
		16,753,258
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (b)	176,600	7,284,750
ICON PLC (b)	79,500	19,576,875
Sartorius Stedim Biotech	46,000	10,991,171
Thermo Fisher Scientific, Inc.	32,661	16,532,018
		54,384,814
Pharmaceuticals - 0.6%
UCB SA	507,900	41,637,218
TOTAL HEALTH CARE		502,577,797
INDUSTRIALS - 21.9%
Aerospace & Defense - 1.5%
AerSale Corp. (a)(b)	1,439,300	21,503,142
Axon Enterprise, Inc. (a)(b)	85,754	17,064,188
Howmet Aerospace, Inc.	1,070,552	49,513,030
Spirit AeroSystems Holdings, Inc. Class A (a)	513,900	8,294,346
		96,374,706
Air Freight & Logistics - 0.8%
GXO Logistics, Inc. (b)	837,232	49,103,657
Building Products - 1.6%
Builders FirstSource, Inc. (a)(b)	587,871	73,184,061
Trex Co., Inc. (b)	457,200	28,177,236
		101,361,297
Construction & Engineering - 1.8%
Quanta Services, Inc.	321,269	60,099,792
Willscot Mobile Mini Holdings (b)	1,322,819	55,016,042
		115,115,834
Electrical Equipment - 4.7%
Acuity Brands, Inc.	200,523	34,151,072
AMETEK, Inc.	402,626	59,492,018
Generac Holdings, Inc. (b)	259,290	28,252,238
nVent Electric PLC	1,005,800	53,297,342
Regal Rexnord Corp.	358,288	51,192,189
Sunrun, Inc. (a)(b)	1,311,746	16,475,530
Vertiv Holdings Co.	1,533,200	57,035,040
		299,895,429
Ground Transportation - 0.9%
J.B. Hunt Transport Services, Inc.	146,000	27,523,920
RXO, Inc.	907,800	17,910,894
U-Haul Holding Co. (a)	223,100	12,174,567
		57,609,381
Machinery - 5.9%
Chart Industries, Inc. (a)(b)	339,900	57,483,888
Crane Co. (a)	649,736	57,722,546
Fortive Corp.	761,814	56,496,126
Hillenbrand, Inc.	361,600	15,299,296
IDEX Corp.	193,294	40,209,018
Ingersoll Rand, Inc.	663,400	42,271,848
ITT, Inc.	1,055,609	103,354,677
		372,837,399
Professional Services - 3.8%
ASGN, Inc. (b)	387,106	31,618,818
FTI Consulting, Inc. (b)	237,800	42,425,898
KBR, Inc.	1,423,039	83,873,919
Maximus, Inc.	740,900	55,330,412
WNS Holdings Ltd. sponsored ADR (b)	351,537	24,066,223
		237,315,270
Trading Companies & Distributors - 0.9%
Applied Industrial Technologies, Inc.	125,100	19,341,711
NOW, Inc. (b)	1,922,800	22,823,636
RS GROUP PLC	1,848,487	16,585,763
		58,751,110
TOTAL INDUSTRIALS		1,388,364,083
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 0.6%
Digi International, Inc. (b)	1,379,301	37,241,127
Electronic Equipment, Instruments & Components - 5.1%
CDW Corp.	181,176	36,554,070
Crane Nxt Co.	569,736	31,660,230
Flex Ltd. (b)	3,102,200	83,697,356
IPG Photonics Corp. (b)	228,100	23,161,274
Jabil, Inc. (a)	1,156,175	146,707,046
		321,779,976
IT Services - 0.6%
Endava PLC ADR (b)	149,000	8,545,150
Wix.com Ltd. (b)	315,400	28,953,720
		37,498,870
Semiconductors & Semiconductor Equipment - 4.2%
Allegro MicroSystems LLC (b)	458,500	14,644,490
Lattice Semiconductor Corp. (b)	627,700	53,938,261
Marvell Technology, Inc.	303,978	16,454,329
MKS Instruments, Inc. (a)	465,471	40,281,860
Nova Ltd. (b)	208,600	23,454,984
ON Semiconductor Corp. (b)	681,014	63,300,251
SolarEdge Technologies, Inc. (b)	66,643	8,630,935
Teradyne, Inc.	456,445	45,854,465
Universal Display Corp.	18,506	2,905,257
		269,464,832
Software - 1.5%
Dynatrace, Inc. (b)	1,583,549	73,999,245
Sage Group PLC	1,091,500	13,170,900
Zoom Video Communications, Inc. Class A (b)	144,100	10,078,354
		97,248,499
Technology Hardware, Storage & Peripherals - 0.5%
Corsair Gaming, Inc. (b)	707,800	10,284,334
Super Micro Computer, Inc. (b)	73,100	20,045,482
		30,329,816
TOTAL INFORMATION TECHNOLOGY		793,563,120
MATERIALS - 6.9%
Chemicals - 2.1%
Axalta Coating Systems Ltd. (b)	1,242,300	33,417,870
Celanese Corp. Class A	361,637	45,392,676
Element Solutions, Inc.	2,726,105	53,458,919
		132,269,465
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	133,937	54,978,460
Containers & Packaging - 1.5%
Aptargroup, Inc.	363,500	45,452,040
Avery Dennison Corp.	272,583	49,792,737
		95,244,777
Metals & Mining - 2.5%
Commercial Metals Co.	317,300	15,677,793
First Quantum Minerals Ltd.	2,634,000	62,230,856
Reliance Steel & Aluminum Co.	214,827	56,334,084
Wheaton Precious Metals Corp.	568,200	23,058,483
		157,301,216
TOTAL MATERIALS		439,793,918
REAL ESTATE - 7.2%
Equity Real Estate Investment Trusts (REITs) - 6.6%
Alexandria Real Estate Equities, Inc.	147,783	14,793,078
CubeSmart	1,188,300	45,309,879
EastGroup Properties, Inc.	396,300	65,995,839
Equity Lifestyle Properties, Inc.	282,900	18,023,559
Essex Property Trust, Inc.	102,200	21,675,598
Invitation Homes, Inc.	1,387,472	43,968,988
Lamar Advertising Co. Class A	633,381	52,868,312
Mid-America Apartment Communities, Inc.	100,105	12,878,508
NNN (REIT), Inc.	537,811	19,006,241
Ryman Hospitality Properties, Inc.	585,700	48,777,096
Sun Communities, Inc.	133,600	15,810,224
Terreno Realty Corp.	274,300	15,580,240
Ventas, Inc.	1,047,237	44,120,095
		418,807,657
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (b)	323,928	23,925,322
Zillow Group, Inc. Class C (a)(b)	249,800	11,530,768
		35,456,090
TOTAL REAL ESTATE		454,263,747
UTILITIES - 3.8%
Electric Utilities - 2.5%
Constellation Energy Corp.	565,300	61,662,924
OGE Energy Corp.	1,739,800	57,987,534
PG&E Corp. (b)	2,521,000	40,663,730
		160,314,188
Independent Power and Renewable Electricity Producers - 0.8%
Clearway Energy, Inc. Class C	1,260,854	26,679,671
NextEra Energy Partners LP	290,723	8,634,473
The AES Corp.	994,938	15,123,058
		50,437,202
Multi-Utilities - 0.5%
NorthWestern Energy Corp.	632,500	30,397,950
TOTAL UTILITIES		241,149,340
TOTAL COMMON STOCKS (Cost $4,872,077,375)		6,293,862,520

Money Market Funds - 6.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	37,125,108	37,132,533
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	388,273,160	388,311,987
TOTAL MONEY MARKET FUNDS (Cost $425,444,520)		425,444,520

TOTAL INVESTMENT IN SECURITIES - 105.9% (Cost $5,297,521,895)	6,719,307,040
NET OTHER ASSETS (LIABILITIES) - (5.9)%	(373,453,640)
NET ASSETS - 100.0%	6,345,853,400

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,822,651 or 0.2% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Evolent Health, Inc.	3/28/23	16,617,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	101,362,444	667,837,678	732,067,589	2,289,628	-	-	37,132,533	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	208,510,362	1,428,098,772	1,248,297,147	1,259,305	-	-	388,311,987	1.4%
Total	309,872,806	2,095,936,450	1,980,364,736	3,548,933	-	-	425,444,520

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Bowlero Corp. Class A	11,981,024	13,781,735	10,045,328	-	(4,280,328)	(3,027,299)	-
Noodles & Co.	16,771,730	-	9,597,984	-	(12,090,293)	4,916,547	-
Total	28,752,754	13,781,735	19,643,312	-	(16,370,621)	1,889,248	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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